SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

14) SEGMENT INFORMATION

The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

	(In Millions)

Segment revenues:
Insurance	$2,677	$4,703	$3,239	$6,112
Investment Management(1)	729	690	1,484	1,420
Consolidation/elimination	(4)	(6)	(10)	(12)
Total Revenues	$3,402	$5,387	$4,713	$7,520

Segment earnings (loss) from continuing operations,
before income taxes:
Insurance	$1,096	$2,382	$88	$2,696
Investment Management	99	91	220	219
Consolidation/elimination	1	1	1	3
Total Earnings (Loss) from Continuing Operations,
before income taxes	$1,196	$2,474	$309	$2,918

  Net of interest expense incurred on securities borrowed.

	June 30,	December 31,
	2011	2010

	(In Millions)

Segment assets:
Insurance	$155,393	$152,038
Investment Management	11,142	11,130
Consolidation/elimination	(8)	(12)
Total Assets	$166,527	$163,156